Investments in subsidiaries (Tables)	12 Months Ended
Dec. 31, 2023
Interests In Other Entities [Abstract]
Investments in subsidiaries

Main subsidiaries of HSBC Bank plc[1]
	At 31 Dec 2023
	Country of incorporation or registration	HSBC Bank plc’s interest in equity capital	Share class
		%
HSBC Investment Bank Holdings Limited	England and Wales	100.00	£1 Ordinary
HSBC Life (UK) Limited	England and Wales	100.00	£1 Ordinary
HSBC Bank Bermuda Limited[1]	Bermuda	100.00	BM$1Ordinary
HSBC Continental Europe	France	99.99	€5 Actions
HSBC Assurances Vie (France)	France	99.99	€287.5Actions
HSBC Bank Malta p.l.c	Malta	70.03	€0.3 Ordinary
1    Main subsidiaries are either held directly or indirectly via intermediate holding companies. There has been no material changes in HSBC’s shareholding % for main existing subsidiaries since 2022.
2 During 2023, HSBC Bank plc acquired HSBC Bank Bermuda Limited ('HBBM') from HOHU.

Subsidiaries	% of share class held by immediate parent company (or by HSBC Bank plc where this varies)		Footnotes
AI Nominees (UK) One Limited	100.00		1, 2, 53
AI Nominees (UK) Two Limited	100.00		1, 2, 53
Assetfinance December (H) Limited	100.00		53
Assetfinance December (P) Limited	100.00		2, 53
Assetfinance December (R) Limited	100.00		53
Assetfinance June (A) Limited	100.00		53
Assetfinance Limited (In Liquidation)	100.00		8
Assetfinance March (B) Limited	100.00		9
Assetfinance March (F) Limited	100.00		53
Assetfinance September (F) Limited	100.00		53
Banco Nominees (Guernsey) Limited	100.00		10
Banco Nominees 2 (Guernsey) Limited	100.00		10
Banco Nominees Limited	100.00		11
Beau Soleil Limited Partnership	n/a		0, 12
BentallGreenOak China Real Estate Investments, L.P.	n/a		0, 1, 13
Canada Crescent Nominees (UK) Limited	100.00		2, 53
Canada Water Nominees (UK) Limited (In Liquidation)	100.00		2, 8
CCF & Partners Asset Management Limited	100.00	(99.99)	53
CCF Holding (Liban) S.A.L. (In Liquidation)	74.99		14
Charterhouse Administrators ( D.T.) Limited	100.00	(99.99)	53
Charterhouse Management Services Limited	100.00	(99.99)	53
Charterhouse Pensions Limited	100.00		2, 53
COIF Nominees Limited	n/a		0, 2, 53
Corsair IV Financial Services Capital Partners - B L.P	n/a		0, 1, 15
Dempar 1	100.00	(99.99)	3, 16
Eton Corporate Services Limited	100.00		10
Flandres Contentieux S.A.	100.00	(99.99)	3, 16
Foncière Elysées	100.00	(99.99)	3, 16
Griffin International Limited	100.00		53
HLF	100.00	(99.99)	3, 16
HSBC (BGF) Investments Limited	100.00		2, 53
HSBC Asset Finance (UK) Limited	100.00		2, 53
HSBC Asset Finance M.O.G. Holdings (UK) Limited	100.00		2, 53
HSBC Assurances Vie (France)	100.00	(99.99)	3, 17
HSBC Bank (General Partner) Limited	100.00		2, 18
HSBC Bank (RR) (Limited Liability Company)	n/a		0, 6, 19
HSBC Bank Armenia CJSC	100.00		20
HSBC Bank Bermuda Limited	100.00		2, 11
HSBC Bank Capital Funding (Sterling 1) LP	n/a		0, 18
HSBC Bank Capital Funding (Sterling 2) LP	n/a		0, 18
HSBC Bank Malta p.l.c.	70.03		21
HSBC Cayman Limited	100.00		26
HSBC Cayman Services Limited	100.00		22
HSBC City Funding Holdings (In Liquidation)	100.00		8
HSBC Client Holdings Nominee (UK) Limited	100.00		2, 53
HSBC Client Nominee (Jersey) Limited	100.00		2, 23

Subsidiaries	% of share class held by immediate parent company (or by HSBC Bank plc where this varies)		Footnotes
HSBC Continental Europe	99.99		3, 16
HSBC Corporate Trustee Company (UK) Limited	100.00		2, 53
HSBC Custody Services (Guernsey) Limited	100.00		10
HSBC Epargne Entreprise (France)	100.00	(99.99)	3, 17
HSBC Equity (UK) Limited	100.00		2, 53
HSBC Europe B.V.	100.00		53
HSBC Factoring (France)	100.00	(99.99)	3, 16
HSBC Global Asset Management (Bermuda) Limited	100.00		7, 11
HSBC Global Asset Management (Deutschland) GmbH	100.00	(99.99)	4, 24
HSBC Global Asset Management (France)	100.00	(99.99)	3, 17
HSBC Global Asset Management (Malta) Limited	100.00	(70.03)	25
HSBC Global Custody Nominee (UK) Limited	100.00		2, 53

HSBC Global Custody Proprietary Nominee (UK) Limited	100.00		1, 2, 53
HSBC Infrastructure Limited (In Liquidation)	100.00		8
HSBC Institutional Trust Services (Bermuda) Limited	100.00		11
HSBC Insurance Services Holdings Limited	100.00		2, 53
HSBC Investment Bank Holdings Limited	100.00		2, 53
HSBC Issuer Services Common Depositary Nominee (UK) Limited	100.00		2, 53
HSBC Issuer Services Depositary Nominee (UK) Limited (In Liquidation)	100.00		2, 8
HSBC Life (UK) Limited	100.00		2, 53
HSBC Life Assurance (Malta) Limited	100.00	(70.03)	25
HSBC LU Nominees Limited	100.00		2, 53
HSBC Marking Name Nominee (UK) Limited	100.00		2, 53
HSBC Middle East Leasing Partnership	n/a		0, 27
HSBC Operational Services GmbH	100.00	(99.99)	4, 24
HSBC Overseas Nominee (UK) Limited	100.00		2, 53
HSBC PB Corporate Services 1 Limited	100.00		28
HSBC Pension Trust (Ireland) DAC	100.00		2, 29
HSBC PI Holdings (Mauritius) Limited	100.00		30
HSBC Preferential LP (UK)	100.00		2, 53
HSBC Private Bank (Luxembourg) S.A.	100.00	(99.99)	31
HSBC Private Banking Nominee 3 (Jersey) Limited	100.00		28
HSBC Private Equity Investments (UK) Limited	100.00		53

Subsidiaries	% of share class held by immediate parent company (or by HSBC Bank plc where this varies)		Footnotes
HSBC Private Markets Management SARL	n/a		0, 1, 32
HSBC Property Funds (Holding) Limited	100.00		53
HSBC Real Estate Leasing (France)	100.00	(99.99)	3, 16
HSBC REIM (France)	100.00	(99.99)	3, 17
HSBC Securities (South Africa) (Pty) Limited	100.00		2, 34
HSBC Securities Services (Bermuda) Limited	100.00		11
HSBC Securities Services (Guernsey) Limited	100.00		10
HSBC Securities Services (Ireland) DAC	100.00		29
HSBC Securities Services (Luxembourg) S.A.	100.00		2, 31
HSBC Securities Services Holdings (Ireland) DAC	100.00		29
HSBC Service Company Germany GmbH	100.00	(99.99)	1, 4, 24
HSBC Services (France)	100.00	(99.99)	3, 16
HSBC SFH (France)	100.00	(99.99)	3, 17
HSBC SFT (C.I.) Limited	100.00		2, 10
HSBC Specialist Investments Limited	100.00		7, 53
HSBC Transaction Services GmbH	100.00	(99.99)	4, 24
HSBC Trinkaus & Burkhardt (International) S.A.	100.00	(99.99)	35
HSBC Trinkaus & Burkhardt Gesellschaft fur Bankbeteiligungen mbH	100.00	(99.99)	24
HSBC Trinkaus & Burkhardt GmbH	100.00	(99.99)	1, 4, 36
HSBC Trinkaus Family Office GmbH	100.00	(99.99)	4, 24
HSBC Trinkaus Real Estate GmbH	100.00	(99.99)	4, 24
HSBC Trustee (C.I.) Limited	100.00		2, 28
HSBC Trustee (Guernsey) Limited	100.00		2, 10
HSIL Investments Limited	100.00		53
INKA Internationale Kapitalanlagegesellschaft mbH	100.00	(99.99)	24
James Capel (Nominees) Limited	100.00		2, 53
James Capel (Taiwan) Nominees Limited	100.00		2, 53
Keyser Ullmann Limited	100.00	(99.99)	53
Midcorp Limited	100.00		2, 53
Prudential Client HSBC GIS Nominee (UK) Limited	100.00		2, 53
RLUKREF Nominees (UK) One Limited	100.00		1, 2, 53
RLUKREF Nominees (UK) Two Limited	100.00		1, 2, 53
S.A.P.C. - Ufipro Recouvrement	99.99		5, 16
Saf Baiyun	100.00	(99.99)	3, 16
Saf Guangzhou	100.00	(99.99)	3, 16
SCI HSBC Assurances Immo	100.00	(99.99)	5, 17
SFM	100.00	(99.99)	3, 16
SFSS Nominees (Pty) Limited	100.00		34
SNC Les Oliviers D'Antibes	60.00	(59.99)	5, 17
SNCB/M6-2008 A	100.00	(99.99)	3, 16
SNCB/M6-2007 A	100.00	(99.99)	3, 16
SNCB/M6-2007 B	100.00	(99.99)	3, 16
Société Française et Suisse	100.00	(99.99)	3, 16
Somers Dublin DAC	100.00	(99.99)	29
Somers Nominees (Far East) Limited	100.00		11
Sopingest	100.00	(99.99)	3, 16
South Yorkshire Light Rail Limited	100.00		53
Swan National Limited (In Liquidation)	100.00		8
The Venture Catalysts Limited (In Liquidation)	100.00		2, 8
Trinkaus Europa Immobilien-Fonds Nr.3 Objekt Utrecht Verwaltungs-GmbH	100.00	(99.99)	4, 24
Trinkaus Immobilien-Fonds Geschaeftsfuehrungs-GmbH	100.00	(99.99)	4, 24
Trinkaus Immobilien-Fonds Verwaltungs-GmbH	100.00	(99.99)	4, 24
Trinkaus Private Equity Management GmbH	100.00	(99.99)	4, 24
Trinkaus Private Equity Verwaltungs GmbH	100.00	(99.99)	4, 24
Valeurs Mobilières Elysées	100.00	(99.99)	3, 16
Woodex Limited	100.00		11